Investments in joint ventures and associates - Summarised financial information, joint venture and associate (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2019	Apr. 01, 2018	Mar. 31, 2017
Disclosure of joint ventures [line items]
Non-current assets	£ 61,288	£ 55,017	£ 52,106		£ 52,106
Cash and cash equivalents	73	252	329		329	£ 1,139
Non-current liabilities	(38,941)	(34,465)	(31,242)		(31,441)
Current liabilities	(8,564)	(9,129)	(8,697)		(8,691)
Net assets (liabilities)	19,584	19,369	18,848	£ 19,369	£ 18,652
Revenue	14,540	14,933	15,250
Other costs	(2,975)	(2,895)	(2,603)
Operating profit/(loss)	2,780	2,870	3,493
Profit before tax	1,754	1,841	2,660
Tax	(480)	(339)	889
Profit/(loss) after tax from continuing operations	1,274	1,502	3,549
Group’s share of profit/(loss)	87	40	£ 49
Millennium Pipeline Company LLC
Disclosure of joint ventures [line items]
Non-current assets	971	937
Cash and cash equivalents	33	35
All other current assets	26	22
Non-current liabilities	(315)	(326)
Current liabilities	(43)	(84)
Net assets (liabilities)	672	584
Group’s ownership interest in joint venture/associate	176	153
Group adjustment: elimination of profits on sales to joint venture	0	0
Carrying amount of the Group’s investment	176	153
Revenue	206	166
Depreciation and amortisation	(46)	(34)
Other costs	(20)	(24)
Operating profit/(loss)	140	108
Net interest expense	(22)	(11)
Profit before tax	118	97
Tax	0	0
Profit/(loss) after tax from continuing operations	118	97
Group’s share of profit/(loss)	31	25
Group adjustment: Tax charge	(9)	0
Group’s share of post-tax results for the year	22	25
BritNed Development Limited
Disclosure of joint ventures [line items]
Non-current assets	399	370
Cash and cash equivalents	54	59
All other current assets	4	2
Non-current liabilities	(45)	(11)
Current liabilities	(16)	(28)
Net assets (liabilities)	396	392
Group’s ownership interest in joint venture/associate	198	196
Group adjustment: elimination of profits on sales to joint venture	0	0
Carrying amount of the Group’s investment	198	196
Revenue	80	87
Depreciation and amortisation	(14)	(13)
Other costs	(10)	(10)
Operating profit/(loss)	56	64
Net interest expense	0	0
Profit before tax	56	64
Tax	(10)	(10)
Profit/(loss) after tax from continuing operations	46	54
Group’s share of profit/(loss)	23	27
Group adjustment: Tax charge	0	0
Group’s share of post-tax results for the year	23	27
Nemo Link Limited
Disclosure of joint ventures [line items]
Non-current assets	582	537
Cash and cash equivalents	26	47
All other current assets	5	3
Non-current liabilities	(29)	2
Current liabilities	(10)	(375)
Net assets (liabilities)	574	214
Group’s ownership interest in joint venture/associate	287	107
Group adjustment: elimination of profits on sales to joint venture	0	0
Carrying amount of the Group’s investment	287	107
Revenue	45	12
Depreciation and amortisation	(23)	(4)
Other costs	(8)	(4)
Operating profit/(loss)	14	4
Net interest expense	0	0
Profit before tax	14	4
Tax	(2)	0
Profit/(loss) after tax from continuing operations	12	4
Group’s share of profit/(loss)	6	2
Group adjustment: Tax charge	0	0
Group’s share of post-tax results for the year	6	£ 2
Emerald Energy Venture LLC
Disclosure of joint ventures [line items]
Non-current assets	435
Cash and cash equivalents	66
All other current assets	6
Non-current liabilities	(232)
Current liabilities	(2)
Net assets (liabilities)	273
Group’s ownership interest in joint venture/associate	139
Group adjustment: elimination of profits on sales to joint venture	(10)
Carrying amount of the Group’s investment	129
Revenue	19
Depreciation and amortisation	(7)
Other costs	(10)
Operating profit/(loss)	2
Net interest expense	(3)
Profit before tax	(1)
Tax	0
Profit/(loss) after tax from continuing operations	(1)
Group’s share of profit/(loss)	(1)
Group adjustment: Tax charge	0
Group’s share of post-tax results for the year	£ (1)